PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Computers and software	$19	$2
Electronic equipment	14	-
Office furniture and equipment	32	-

	65	2
Accumulated depreciation:
Computers and software	3	*)
Electronic equipment	1	-
Office furniture and equipment	1	-

Depreciated cost	$60	$2

*)     Represents an amount lower than $  1.

Depreciation expenses for the years ended December 31, 2014, 2013 and 2012 were $5, less than $1 and $0, respectively.